Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Personnel Expenses [Abstract]
Schedule of components of personnel expenses
	2025	2024	2023
	US $ in millions

Salaries, commissions and related expenses included in:
Operating expenses and cost of services	300.1	285.6	242.8
General and administrative	223.5	211.2	185.5
	523.6	496.8	428.3